Inventories (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Inventories
Crude oil and other raw materials	R 6,515	R 4,269
Process material	2,079	1,834
Maintenance materials	5,636	5,585
Work in progress	2,661	2,560
Manufactured products	23,988	15,315
Consignment inventory	231	179
Total inventories	R 41,110	R 29,742